OTHER CURRENT AND NON-CURRENT ASSETS - Current (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Mar. 31, 2021
OTHER CURRENT AND NON-CURRENT ASSETS
Prepaid expenses and deposits	$ 55,905	$ 52,216
Customer acquisition costs	42,120	45,681
Green certificates assets	48,126	61,467
Gas delivered in excess of consumption	8,001	650
Inventory	1,703	3,391
Other current assets	$ 155,855	$ 163,405